UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [X]; Amendment Number:01
This Amendment (Check only one.): [X] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		November 1, 2002


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		11

Form 13F Information Table Value Total:		$459,868



List of Other Included Managers:			None
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                                                    FORM 13F INFORMATION TABLE



      Column 1         Column 2    Column 3 Column 4Column 5         Column 6   Column 7 Column8

                                             VALUE   SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP   (x$1000) PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE  SHARED NONE

ANGLO AMERICAN PLC   ADR          03485P102   80,6926,404,100sh        Sole              6,404,100
ANGLOGOLD LIMITED    Spsrd ADR    035128206   72,6212,725,000sh        Sole              2,725,000
BHP BILLITON PLC     ADR          05545E209  154,73516,677,66sh        Sole              16,677,664
CHINA MOBILE HK LTD-SADR          16941M109    1,045   92,569sh        Sole                92,569
ERICSSON L M TEL CO. ADR CL B SEK1294821400    2,3596,553,600sh        Sole              6,553,600
GENCOR LTD.          ADR NEW      368681201    2,301  500,000sh        Sole               500,000
NEWS CORP LTD.       ADR          652487703   72,9883,791,600sh        Sole              3,791,600
RIO TINTO PLC        Spsrd ADR    767204100    1,749   26,583sh        Sole                26,583
ROYAL DUTCH PETE CO NNY Reg GLDR  780257804   65,8391,639,000sh        Sole              1,639,000
SONY CORP ADR        ADR          835699307    4,110  100,000sh        Sole               100,000
VODAFONE GROUP PLC   SP-ADR       92857W100    1,428  111,298sh        Sole               111,298


















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